United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments
Federated Premier Municipal Income Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS –98.8%
		Alabama--0.2%
$350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	$297,167
		Arizona --1.1%
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	753,015
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	753,652
		TOTAL	1,506,667
		Arkansas –0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.50%), 2/1/2029	1,071,450
		California –3.5%
2,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health)/(Original Issue Yield: 5.21%), 8/15/2038	1,887,480
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	1,032,960
260,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	216,765
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	288,967
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Treasury PRF 6/1/2013@100), 6/1/2042	902,610
500,000		La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	504,415
		TOTAL	4,833,197
		Colorado –4.9%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	897,122
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	957,470
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	524,835
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	986,730
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	297,950
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	613,995
665,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance, Inc. INS), 12/1/2037	572,944
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,173,900
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	603,665
		TOTAL	6,628,611
		Connecticut –1.4%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,213,775
825,000		Connecticut State HEFA, Revenue Bonds (Series 2006B), 5.00% (Canterbury School)/ (Radian Asset Assurance, Inc. INS), 7/1/2036	704,088
		TOTAL	1,917,863
		District of Columbia –1.7%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset-Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,372,775
		Florida –8.8%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029	587,058
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	498,112
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	1,510,696
1,255,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,227,905
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	2,044,960
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	358,324
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,039,490
2,000,000		South Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 2007), 5.00% (Baptist Health System of South Florida), 8/15/2042	1,829,800
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	967,870
490,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	374,546
1,010,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	1,034,997
495,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	459,914
		TOTAL	11,933,672
		Georgia –0.7%
1,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/ (Original Issue Yield: 5.65%), 1/1/2030	888,380
		Hawaii --1.1%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,502,424
		Illinois –5.4%
996,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	943,620
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	2,521,600
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,001,880
420,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	353,497
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,001,380
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	545,256
1,095,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2036	973,729
		TOTAL	7,340,962
		Indiana –2.7%
1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,790,403
1,985,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2007A), 5.00% (MBIA Insurance Corp. INS), 1/1/2042	1,905,620
		TOTAL	3,696,023
		Kentucky --1.2%
325,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	338,812
1,175,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028	1,289,492
		TOTAL	1,628,304
		Louisiana –1.6%
2,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	2,147,125
		Maryland --0.6%
550,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	531,317
300,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	250,962
		TOTAL	782,279
		Massachusetts –2.4%
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue Yield: 7.00%), 10/1/2033	988,600
2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences)/(United States Treasury PRF 7/1/2013@101), 7/1/2033	2,278,760
		TOTAL	3,267,360
		Michigan –1.6%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,219,020
		Mississippi –2.8%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCRBs (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	2,037,380
2,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(Syncora Guarantee, Inc. INS), 3/1/2041	1,732,500
		TOTAL	3,769,880
		Missouri --0.3%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	471,865
		New Jersey –1.7%
500,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	474,410
300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.82%), 11/1/2031	281,469
600,000	[3]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	416,280
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court University)/(United States Treasury PRF 7/1/2013@100), 7/1/2033	1,166,800
		TOTAL	2,338,959
		New Mexico --0.6%
750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	775,530
		New York –3.3%
190,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	149,760
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	797,483
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	758,618
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	810,968
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance, Inc. INS), 7/1/2019	2,031,200
		TOTAL	4,548,029
		North Carolina --1.8%
665,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital )/(FSA INS), 10/1/2036	672,960
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,029,310
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	764,792
		TOTAL	2,467,062
		North Dakota –1.5%
2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA INS)/(Original Issue Yield: 5.70%), 6/1/2021	2,083,760
		Ohio –0.6%
975,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	867,175
		Oregon --0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	428,215
		Pennsylvania –4.0%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	1,357,330
935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,111,276
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	427,871
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance N.A. INS), 5/1/2031	1,965,240
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	525,595
		TOTAL	5,387,312
		South Carolina –4.1%
1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 5/1/2023	994,790
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series2004A), 5.375% (FGIC INS), 6/1/2023	2,014,127
1,980,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,988,494
520,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	579,108
		TOTAL	5,576,519
		South Dakota –1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,770,108
		Tennessee –3.1%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance)/(United States Treasury PRF 7/1/2012@103), 7/1/2025	2,388,000
270,000		Knox County, TN Health Education & Housing Facilities Board, Hospital Facilities Revenue Bonds, 6.50% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.625%), 4/15/2031	276,453
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	1,496,257
		TOTAL	4,160,710
		Texas –8.5%
600,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement )/(Original Issue Yield: 7.25%), 11/15/2033	610,158
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	710,479
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	321,463
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	465,894
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Bonds, 5.00% (FSA INS), 11/15/2035	1,976,400
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	2,550,425
200,000		Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	181,304
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original Issue Yield: 7.75%), 11/15/2029	1,461,794
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	858,113
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	462,965
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds, 5.75% (Mother Frances Hospital )/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.84%), 7/1/2027	1,124,400
1,000,000		Tyler, TX HFDC, Revenue Refunding & Improvement Bonds (Series 2007A), 5.25% (East Texas Medical Center Regional Healthcare System)/(Original Issue Yield: 5.32%), 11/1/2027	903,760
		TOTAL	11,627,155
		Virginia --3.6%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,038,900
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	1,288,640
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013 @100)/(Original Issue Yield: 7.625%), 12/1/2032	1,692,110
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	955,470
		TOTAL	4,975,120
		Washington –14.6%
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/ (Original Issue Yield: 5.17%), 12/1/2021	1,983,134
2,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2008C), 5.50% (Children's Hospital & Regional Medical Center, WA), 10/1/2035	2,026,160
1,000,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	864,600
12,790,000	[4]	Washington State, UT GO Bonds (Series 2008A), 5.000%, 7/01/2030	13,027,591
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/ (Original Issue Yield: 5.09%), 7/1/2022	2,062,820
		TOTAL	19,964,305
		West Virginia --1.0%
1,450,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,355,750
		Wisconsin –6.0%
660,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (Original Issue Yield: 6.35%), 6/1/2027	654,839
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	2,940,450
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	158,288
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	502,205
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	501,580
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Children's Hospital of WI), 8/15/2037	1,880,680
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	1,037,600
500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	459,465
		TOTAL	8,135,107
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $134,586,192)	134,735,840
		SHORT-TERM MUNICIPALS –1.2%[5]
		Michigan --0.1%
150,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 1.800%, 9/4/2008	150,000
		New York --0.1%
100,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.250%, 9/2/2008	100,000
		Tennessee --1.0%
1,400,000		Sevier County, TN Public Building Authority, (Series IV-C-1) Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 9/2/2008	1,400,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	1,650,000
		TOTAL MUNICIPAL INVESTMENTS –100.0% (IDENTIFIED COST $136,236,192)[6]	136,385,840
		OTHER ASSETS AND LIABILITIES –NET[7]	(8,054,375)
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(44,075,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$84,256,465

	At August 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $2,512,825, which represented 1.8% of total market value.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2008, these liquid restricted securities amounted to $775,530, which represented 0.6% of total market value.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at August 31, 2008, is as follows:
Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	5/9/2003	$400,000
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000
3
Obligor had filed for bankruptcy.  Subsequent to August 31, 2008, a Notice of Initial Distribution was received and a portion of the bond was redeemed at par.  The market value of the remaining par was adjusted to reflect the expected value of future cash flows.

4	Underlying security in inverse floater structure.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6
At August 31, 2008, the cost of investments for federal tax purposes was $136,234,036. The net unrealized appreciation of investments for federal tax purposes was $151,804. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,193,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,041,282.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	$136,385,840
Level 3 – Significant Unobservable Inputs	$0
Total	$136,385,840

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Authority
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008